Please file this Prospectus Supplement with your records

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

Class A, Class B, Class C and Administrator Class

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Class A, Class C, Institutional Class and Investor Class

Supplement dated March 10, 2010, to the Prospectuses dated November 1, 2009, as previously supplemented as the case may be.

Effective immediately, Julio C. Bonilla, CFA no longer serves as a Portfolio Manager for the Wells Fargo Advantage Minnesota Tax-Free Fund and the Wells Fargo Advantage Ultra Short-Term Municipal Income Fund. The Wells Fargo Advantage Minnesota Tax-Free Fund continues to be managed by Wendy Casetta and Adrian Van Poppel. The Wells Fargo Advantage Ultra Short-Term Municipal Income Fund continues to be managed by Wendy Casetta and Lyle J. Fitterer, CFA, CPA. All references to Julio C. Bonilla, CFA in the above-referenced Prospectuses are hereby deleted.

MIAM030/P1103SP

Please file this Statement of Additional Information Supplement with your records

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Supplement dated March 10, 2010, to the Statement of Additional Information dated November 1, 2009, as previously supplemented on December 1, 2009.

Effective immediately, Julio C. Bonilla, CFA no longer serves as a Portfolio Manager for the Wells Fargo Advantage Minnesota Tax-Free Fund and the Wells Fargo Advantage Ultra Short-Term Municipal Income Fund. The Wells Fargo Advantage Minnesota Tax-Free Fund continues to be managed by Wendy Casetta and Adrian Van Poppel. The Wells Fargo Advantage Ultra Short-Term Municipal Income Fund continues to be managed by Wendy Casetta and Lyle J. Fitterer, CFA, CPA. All references to Julio C. Bonilla, CFA in the above-referenced Statement of Additional Information are hereby deleted.